Deferred Income Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2023
Deferred Income Tax Assets and Liabilities
Deferred Income Tax Assets and Liabilities

Note 13. Deferred Income Tax Assets and Liabilities

The tax effect of temporary differences and tax loss carry-forwards that give rise to significant components of the Group’s deferred income tax assets and liabilities are as follows:

As at December 31:	2023	2022
Non-capital tax loss carry-forwards	$18,717	$18,291
Interests in resource properties	(52,364)	(49,187)
Other assets	(5,900)	(5,897)
Other liabilities	(9,314)	(10,100)
	$(48,861)	$(46,893)
Presented on the consolidated statements of financial position as follows:
Deferred income tax assets	$9,509	$9,677
Deferred income tax liabilities	(58,370)	(56,570)
Net	$(48,861)	$(46,893)

As at December 31, 2023, the Group had estimated accumulated non-capital losses, which expire in the following countries and regions as follows. Management is of the opinion that not all of these non-capital losses are probable to be utilized in the future.

		Amount for which
		no deferred
		income tax asset
Country / Region	Gross amount	is recognized	Expiration dates
Canada	$13,964	$—	2037‑2042
Germany	113	—	Indefinite
Malta	88,357	61,202	Indefinite
Africa	21,904	—	2031

The utilization of the deferred tax assets is dependent on future taxable profits in excess of the profits arising from the reversal of existing taxable temporary differences and the Group companies have suffered losses in either the current or preceding period(s) in the tax jurisdictions to which the deferred tax assets relate.